Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 1,118	$ 13,818	$ 9,192	$ 27,216
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Tax expense from share-based payment transactions with employees	0	0	0	(512)
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	(715)	8,450	4,066	18,965
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	1,725	5,368	4,921	8,763
ESPP Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 108	$ 0	$ 205	$ 0